CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, Ivy Funds (1933 Act File No. 33-45961; 1940 Act File No. 811-6569) (“Registrant”) hereby certifies that (a) the form of Prospectus and Statement of Additional Information used with respect to Ivy Emerging Markets Equity Fund, a series of the Registrant, does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 90 (“Amendment No. 90”) to its Registration Statement on Form N-1A, which is Registrant’s most recent post-effective amendment, and (b) Amendment No. 90 was filed electronically.

IVY FUNDS

Dated: February 3, 2014	By:	/s/ Philip A. Shipp
Philip A. Shipp
Assistant Secretary